Victory Virginia Bond Fund Expense Example - Victory Virginia Bond Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	737
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	755
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	$ 1,310